Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating
2014	$ 8,241
2015	8,975
2016	9,794
2017	9,889
2018	9,825
Thereafter	70,045
Total lease payments	116,769
Capital
2014	4,980
2015	2,801
2016	1,987
2017	1,863
2018	0
Thereafter	0
Capital leases future minimum payments due, Total	11,631
Amounts representing interest	(1,164)
Total lease payments	10,467
Total
2014	13,221
2015	11,776
2016	11,781
2017	11,752
2018	9,825
Thereafter	70,045
Contractual Obligation, Total	128,400
Amounts representing interest	(1,164)
Total lease payments	$ 127,236